Schedule of Income Tax Expenses (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current income tax expenses		$ 194,136	$ 914,309	$ 4,056,189
Deferred income tax (benefits) expenses	$ (107,597)	(837,430)	393,433	(1,717,339)
Total income tax expenses (benefits)	$ (82,654)	$ (643,294)	$ 1,307,742	$ 2,338,850